OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES

As at December 31 (millions of dollars)	2024	2023
Post-retirement and post-employment benefit liability (Note 19)	1,590	1,531
Lease obligations (Note 22)	41	37
Asset retirement obligations (Note 21)	38	36
Environmental liabilities (Note 20)	36	41
Derivative liabilities (Note 17)	3	2
Other long-term liabilities	43	35
	1,751	1,682